Report of Independent Registered Public Accounting Firm



To the Board of Trustees of Nationwide Variable Insurance
 Trust and Shareholders of NVIT AllianzGI International
Growth Fund, NVIT Allspring Discovery Fund,
 NVIT American Funds Asset Allocation Fund, NVIT
American Funds Bond Fund, NVIT American Funds
 Global Growth Fund, NVIT American Funds Growth
 Fund, NVIT American Funds Growth-Income Fund,
 NVIT Amundi Multi Sector Bond Fund, NVIT AQR
 Large Cap Defensive Style Fund, NVIT BlackRock
 Equity Dividend Fund, NVIT Blackrock Managed
 Global Allocation Fund, NVIT BlueprintSM Aggressive
Fund, NVIT BlueprintSM Balanced Fund, NVIT
BlueprintSM Capital Appreciation Fund, NVIT
BlueprintSM Conservative Fund, NVIT BlueprintSM
 Managed Growth & Income Fund, NVIT BlueprintSM
Managed Growth Fund, NVIT BlueprintSM Moderate
Fund, NVIT BlueprintSM Moderately Aggressive
Fund, NVIT BlueprintSM Moderately Conservative
 Fund, NVIT BNY Mellon Core Plus Bond Fund,
NVIT BNY Mellon Dynamic U.S. Core
 Fund, NVIT BNY Mellon Dynamic U.S. Equity
Income Fund, NVIT BNY Mellon
 Sustainable U.S. Equity Fund, NVIT Bond
Index Fund, NVIT Columbia Overseas
 Value Fund, NVIT Core Bond Fund, NVIT DoubleLine
Total Return Tactical Fund,
 NVIT Emerging Markets Fund, NVIT Federated High
 Income Bond Fund, NVIT
 Government Bond Fund, NVIT Government Money
Market Fund, NVIT GS Emerging
 Markets Equity Insights Fund, NVIT GS International
Equity Insights Fund, NVIT
 GS Large Cap Equity Insights Fund, NVIT GS Small
 Cap Equity Insights Fund, NVIT
 International Equity Fund, NVIT International
Index Fund, NVIT iShares Fixed
Income ETF Fund, NVIT iShares Global Equity
ETF Fund, NVIT J.P. Morgan U.S.
Equity Fund, NVIT Investor Destinations Aggressive
Fund, NVIT Investor Destinations Balanced
Fund, NVIT Investor Destinations Capital Appreciation
Fund, NVIT Investor Destinations Conservative
Fund, NVIT Investor Destinations Managed
 Growth Fund, NVIT Investor Destinations
Managed Growth & Income Fund, NVIT Investor
 Destinations Moderate Fund, NVIT Investor
 Destinations Moderately
ggressive Fund, NVIT Investor Destinations
 Moderately Conservative Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT
Managed American Funds Asset Allocation
Fund, NVIT Managed American Funds Growth-Income
 Fund, NVIT Mid Cap Index Fund,
NVIT JP Morgan MozaicSM Multi-Asset Fund,
NVIT Multi-Manager Mid Cap Value Fund,
NVIT Multi-Manager Small Cap Growth Fund,
NVIT Multi-Manager Small Cap Value
Fund, NVIT Multi-Manager Small Company Fund,
 NVIT Neuberger Berman Multi Cap
Opportunities Fund, NVIT Real Estate Fund,
NVIT S&P 500 Index Fund, NVIT Short
Term Bond Fund, NVIT Small Cap Index Fund and NVIT U.S. 130/30 Equity Fund

In planning and performing our audits of the financial statements of each of the funds constituting Nationwide Variable
 Insurance Trust as listed in Appendix A
 (hereafter referred to as the Funds)
as of and for the periods ended December
 31, 2021, in accordance with the standards of the Public Company Accounting
 Oversight Board (United States) (PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial
statements and to comply with the
 requirements of Form N-CEN, but not for
the purpose of expressing an opinion on
 the effectiveness of the Funds internal
control over financial reporting.
 Accordingly, we do not express an opinion on the effectiveness of the Funds internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation
 of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the
 maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2)
 provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the
 company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a
material effect on the financial
 statements.

 Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions,
 or that the degree of
compliance with the policies or procedures may deteriorate.

 A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the
 companys annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial
reporting that might be material weaknesses under
 standards established by the
PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2021.

This report is intended solely for the information
 and use of the Board of
Trustees of Nationwide Variable Insurance Trust and the Securities and Exchange
 Commission and is not intended to be and should not be used by anyone other than these specified parties.





/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2022










Appendix A
  NVIT AllianzGI International Growth Fund
  NVIT Allspring Discovery Fund
  NVIT American Funds Asset Allocation Fund
  NVIT American Funds Bond Fund
  NVIT American Funds Global Growth Fund
  NVIT American Funds Growth Fund
  NVIT American Funds Growth-Income Fund
  NVIT Amundi Multi Sector Bond Fund
  NVIT AQR Large Cap Defensive Style Fund
  NVIT BlackRock Equity Dividend Fund
  NVIT Blackrock Managed Global Allocation Fund
  NVIT BlueprintSM Aggressive Fund
  NVIT BlueprintSM Balanced Fund
  NVIT BlueprintSM Capital Appreciation Fund
  NVIT BlueprintSM Conservative Fund
  NVIT BlueprintSM Managed Growth  Income Fund
  NVIT BlueprintSM Managed Growth Fund
  NVIT BlueprintSM Moderate Fund
  NVIT BlueprintSM Moderately Aggressive Fund
  NVIT BlueprintSM Moderately Conservative Fund
  NVIT BNY Mellon Core Plus Bond Fund
  NVIT BNY Mellon Dynamic U.S. Core Fund
  NVIT BNY Mellon Dynamic U.S. Equity Income Fund
  NVIT BNY Mellon Sustainable U.S. Equity Fund
  NVIT Bond Index Fund
  NVIT Columbia Overseas Value Fund
  NVIT Core Bond Fund
  NVIT DoubleLine Total Return Tactical Fund
  NVIT Emerging Markets Fund
  NVIT Federated High Income Bond Fund
  NVIT Government Bond Fund
  NVIT Government Money Market Fund
  NVIT GS Emerging Markets Equity Insights Fund
  NVIT GS International Equity Insights Fund
  NVIT GS Large Cap Equity Insights Fund
  NVIT GS Small Cap Equity Insights Fund
  NVIT International Equity Fund
  NVIT International Index Fund
  NVIT iShares Fixed Income ETF Fund
  NVIT iShares Global Equity ETF Fund
  NVIT J.P. Morgan U.S. Equity Fund
  NVIT Investor Destinations Aggressive Fund
  NVIT Investor Destinations Balanced Fund
  NVIT Investor Destinations Capital Appreciation Fund
  NVIT Investor Destinations Conservative Fund
  NVIT Investor Destinations Managed Growth Fund
  NVIT Investor Destinations Managed Growth  Income Fund
  NVIT Investor Destinations Moderate Fund
  NVIT Investor Destinations Moderately Aggressive Fund
  NVIT Investor Destinations Moderately Conservative Fund
  NVIT Jacobs Levy Large Cap Growth Fund
  NVIT Managed American Funds Asset Allocation Fund
  NVIT Managed American Funds Growth-Income Fund
  NVIT Mid Cap Index Fund
  NVIT JP Morgan MozaicSM Multi-Asset Fund
  NVIT Multi-Manager Mid Cap Value Fund
  NVIT Multi-Manager Small Cap Growth Fund
  NVIT Multi-Manager Small Cap Value Fund
  NVIT Multi-Manager Small Company Fund
  NVIT Neuberger Berman Multi Cap Opportunities Fund
  NVIT Real Estate Fund
  NVIT SP 500 Index Fund
  NVIT Short Term Bond Fund
  NVIT Small Cap Index Fund
  NVIT U.S. 130/30 Equity Fund